Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
The Estimated Useful Lives of Depreciable Properties

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Schedule of Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software

	2010
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥20,022	¥8,595
Property, plant and equipment	213,477	7,809
Investments and other assets	5,732	17,323
Current liabilities	11,037	6,961
Long-term liabilities	¥144,553	¥6,304

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,515 million, "Current portion of long-term debt" totaling ¥9,384 million and "Long-term debt" totaling ¥100,065 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥275,383 million.

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	¥128,499	¥994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,531 million, "Current portion of long-term debt" totaling ¥25,143 million and "Long-term debt" totaling ¥84,838 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥285,632 million.